Consolidated Balance Sheets [Parenthetical] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Restricted cash	$ 5,095
Common shares, shares issued (in shares)	133,380,899	131,279,709